CORPORATE BONDS (Tables)	12 Months Ended
Dec. 31, 2024
Corporate Bonds
SCHEDULE OF CORPORATE BONDS

The Company issued corporate bonds through various banks, which consist of the following:

Name of Banks	Principal Amount	Issuance Date	Maturity Date	Annual Interest Rate	Balance as of December 31, 2024	Balance as of December 31, 2023
Musashino Bank (a) (b)	100,000	7/10/2019	7/10/2024	0.36%	-	20,000
Kirayaka Bank (a)	200,000	9/10/2019	9/10/2024	0.85%	-	40,000
Kagawa Bank (a)	150,000	10/29/2021	10/29/2026	0.53%	60,000	90,000
Musashino Bank (a)	100,000	12/24/2021	12/24/2026	0.36%	40,000	60,000
Aichi Bank (a)	50,000	3/25/2024	3/23/2029	0.56%	45,000	-
Aggregate outstanding principal balances					145,000	210,000
Less: unamortized bond issuance costs					(2,453)	(4,850)
Less: current portion					(58,639)	(107,601)
Non-current portion					83,908	97,549

(a)	These bonds are guaranteed by the respective bank.
(b)	This bond is guaranteed by the Tokyo Credit Guarantee Association.

SCHEDULE OF FUTURE MINIMUM PAYMENTS OF CORPORATE BONDS

As of December 31, 2024, future minimum principal payments are as follows:

Principal
Years Ended December 31,	Repayment
2025	60,000
2026	60,000
2027	10,000
2028	10,000
2029	5,000
Thereafter	-
Total	145,000